Note 4 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accumulated depreciation	$ (41,708)	$ (41,117)
Property and equipment, net		591
Computer Equipment [Member]
Computer equipment	32,500	32,500
Furniture and Fixtures [Member]
Computer equipment	$ 9,208	$ 9,208